ACQUISITIONS (Details)					12 Months Ended
	Aug. 13, 2025 CNY (¥)	Aug. 13, 2025 HKD ($)	Jan. 26, 2025 CNY (¥)	Jan. 09, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)
ACQUISITIONS
Consideration for acquisition					¥ 32,009,032	$ 4,575,268
Kunyuan
ACQUISITIONS
Percentage of ownership held				75.00%	74.98%	74.98%
Jiazhi
ACQUISITIONS
Percentage of ownership held			100.00%		99.98%	99.98%
HK Yifu International Limited
ACQUISITIONS
Percentage of ownership held	100.00%	100.00%			100.00%	100.00%
Kunyuan
ACQUISITIONS
Equity interest acquired				75.00%
Consideration for acquisition				¥ 9,000,000	¥ 9,000,000
Jiazhi
ACQUISITIONS
Equity interest acquired			100.00%
Consideration for acquisition			¥ 23,000,000		23,000,000
HK Yifu International Limited
ACQUISITIONS
Equity interest acquired	100.00%	100.00%
Consideration for acquisition	¥ 9,032	$ 10,000			¥ 9,032